Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Intangible Assets and Goodwill

7. Intangible Assets and Goodwill

At December 31, 2013 and 2012, the carrying value and accumulated amortization of intangible assets other than goodwill consisted of the following:

	2013		2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete agreements	$325,335	$(240,412)	$317,080	$(213,639)
Technology	106,510	(44,584)	107,696	(40,849)
Licenses and distribution agreements	223,701	(112,697)	225,393	(98,757)
Customer Relationships	98,000	(650)	-	-
Self-developed software	105,087	(46,097)	72,328	(32,496)
Other	350,475	(264,031)	343,867	(246,239)
Construction in progress	39,570	-	57,677	-
	$1,248,678	$(708,471)	$1,124,041	$(631,980)

At December 31, 2013 and 2012 the carrying value of non-amortizable intangible assets other than goodwill consisted of the following:

	2013	2012
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$210,630	$209,712
Management contracts	7,039	8,343
	$217,669	$218,055

Total Intangible Assets	$757,876	$710,116

The amortization on intangible assets amounted to $93,100, $87,441 and $77,845 for the years ended December 31, 2013, 2012, and 2011, respectively. The table shows the estimated amortization expense of these assets for the following five years.

Estimated Amortization Expense
2014	$79,830
2015	$76,717
2016	$74,303
2017	$70,362
2018	$67,793

Goodwill

In 2013 and 2012, goodwill related to general manufacturing operations was reclassified from the North America and International Segments to Corporate (see Note 24). For the purpose of goodwill impairment testing, all corporate assets are allocated to the reporting units (see Note 1 e).

Changes in the carrying amount of goodwill are mainly a result of acquisitions and the impact of foreign currency translations. During 2013 and 2012, the Company's acquisitions consisted primarily of the acquisition of clinics in the normal course of operations, the expansion of the laboratory business in 2013 and in 2012, the Liberty Acquisition. The changes to goodwill in 2013 and 2012 are as follows:

	North		Segment
	America	International	Total	Corporate	Total
Balance as of December 31, 2011	$7,314,622	$1,464,089	$8,778,711	$407,939	$9,186,650
Goodwill acquired, net of divestitures	2,172,181	21,106	2,193,287	-	2,193,287
Reclassifications	-	(5,188)	(5,188)	5,188	-
Foreign Currency Translation Adjustment	210	41,352	41,562	390	41,952
Balance as of December 31, 2012	$9,487,013	$1,521,359	$11,008,372	$413,517	$11,421,889

Goodwill acquired, net of divestitures	158,582	99,634	258,216	-	258,216
Reclassifications	-	(3,807)	(3,807)	4,226	419
Foreign Currency Translation Adjustment	52	(23,029)	(22,977)	640	(22,337)
Balance as of December 31, 2013	$9,645,647	$1,594,157	$11,239,804	$418,383	$11,658,187